Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ (5,568)	$ (6,071)	$ 2,830	$ 6,797	$ (6,071)